Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 10, 2024	Dec. 03, 2021	Jun. 17, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock
Payment of preferred dividends				$ 3,805	$ 3,400	$ 3,285
Preferred stock dividend accrued				400	600
Total investment				4,500
Extinguishment of redeemable preferred stock				(739)
Element 1 Corp.
Preferred Stock
Total investment			$ 9,300	$ 9,300
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Preferred stock issued		15,000	25,000
Liquidation preference per share				$ 1,000
Divided rate				8.50%
Dividends				$ 0
Payment of preferred dividends				3,800
Premium on the redemption				$ 300
Redemption price (as a percent)	103.00%
Profit interests on distributions				20.00%
Amount of stock redemption	$ 10,300
Percentage of shares redeemed	25.00%
Number of shares redeemed	10,000			10,000
Extinguishment of redeemable preferred stock	$ 700				0
Cumulative Series A redeemable Preferred Stock | Other noncurrent liabilities
Preferred Stock
Profit interests distribution liability				$ 300	$ 1,000
Cumulative Series A redeemable Preferred Stock | Third anniversary
Preferred Stock
Redemption price (as a percent)				103.00%
Cumulative Series A redeemable Preferred Stock | Fourth anniversary
Preferred Stock
Redemption price (as a percent)				102.00%
Cumulative Series A redeemable Preferred Stock | Fifth anniversary
Preferred Stock
Redemption price (as a percent)				100.00%